Warrant liabilities - ECARX Warrants in connection with the Merger - Movements (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrant liabilities
Liability at the beginning	¥ 16,544
Change in fair value included in losses	(4,781)
Foreign exchange translation	730
Liability at the end	12,493	¥ 16,544
ECARX Warrants
Warrant liabilities
Liability at the beginning	16,544
Addition		13,172
Change in fair value included in losses		3,245
Foreign exchange translation		127
Liability at the end		16,544
ECARX Public Warrants
Warrant liabilities
Liability at the beginning	10,346
Addition		8,277
Change in fair value included in losses	(3,183)	1,991
Foreign exchange translation	451	78
Liability at the end	7,614	10,346
ECARX Private Warrants
Warrant liabilities
Liability at the beginning	6,198
Addition		4,895
Change in fair value included in losses	(1,598)	1,254
Foreign exchange translation	279	49
Liability at the end	¥ 4,879	¥ 6,198